Nature of Business and Organization	6 Months Ended
Jun. 30, 2026
Nature of Business and Organization [Abstract]
Nature of business and organization

Note 1 – Nature of business and organization

Ohmyhome Limited (the “Company”) is a holding company incorporated on July 19, 2022, under the laws of the Cayman Islands. Prior to the Divestiture (as defined below), the Company held all of the outstanding share capital of Ohmyhome (BVI) Limited (“Ohmyhome BVI”), a British Virgin Islands company established on July 27, 2022, which in turn held all of the equity interest of Ohmyhome Pte. Ltd. (“Ohmyhome (S)”), a Singapore company incorporated on June 12, 2015, together with its subsidiaries.

On June 17, 2026, the Company entered into a Share Purchase Agreement to sell all of its shares in Ohmyhome BVI to Sterling Oat Ltd. for a purchase price of $1 (the “Divestiture”). Upon completion of the Divestiture, the Company ceased to have any ownership interest in Ohmyhome BVI and its subsidiaries. The Divestiture represents a strategic shift that has a major effect on the Company’s operations and financial results, and accordingly, the assets, liabilities, results of operations, and cash flows of Ohmyhome BVI and its subsidiaries have been presented as discontinued operations in the accompanying unaudited interim condensed consolidated financial statements (see Note 3).

Following the Divestiture, the Company’s continuing operations consist solely of its digital marketing services business conducted through Ohswiftwing Pte. Ltd., a wholly-owned subsidiary incorporated in Singapore on July 21, 2025. These services cover marketing strategy, channel selection, content delivery, and other internet marketing solutions. Prior to the Divestiture, the Company, through Ohmyhome (S) and its subsidiaries, historically provided end-to-end property solutions and services, including brokerage services, property management, home renovation and furnishing services, listing and research, mortgage referral, legal services and insurance referral services. These historical operations are classified as discontinued operations (see Note 3).

On November 30, 2022, the Company completed a re-organization of Ohmyhome (S) under common control of its then existing shareholders, who collectively owned all the equity interests of Ohmyhome (S) prior to the re-organization. Prior to the re-organization, Ohmyhome (S) was directly owned and controlled by Anthill and the Other Existing Shareholders with 57.79% and 42.21% beneficial ownership interest, respectively. As a result of certain share swaps and related issuances by and among Anthill and the Other Existing Shareholders, the Company, Ohmyhome (BVI) Limited, and Ohmyhome (S) whereby Ohmyhome (S) ultimately became a wholly-owned subsidiary of Ohmyhome (BVI) Limited, and Ohmyhome (BVI) Limited became a wholly owned subsidiary of the Company, and Anthill and the Other Existing Shareholders became the beneficial owners of the Company with percentage ownerships of 57.79% and 42.21%. The Company has accounted for these re-organizations as a transfer of assets between entities under common control in accordance with ASC 805-50-50-3 to 4 because the economic interests of Anthill and the Other Existing Shareholders remained the same immediately before and immediately after the re-organization. The unaudited interim condensed consolidated financial statements  are prepared on the basis as if the re-organization became effective as of the beginning of the first period presented in the accompanying unaudited interim condensed consolidated financial statements of the Company. These historical corporate re-organization transactions occurred prior to the Divestiture. As a result of the Divestiture, Ohmyhome (S) and its subsidiaries are no longer part of the Company’s consolidated group.

On March 23, 2023, the Company completed its initial public offering. In this offering, the Company issued 2,800,000 Ordinary Shares at a price of US$4.00 per share. The Company received gross proceeds in the amount of US$11.2 million before deducting any underwriting discounts or expenses. The Ordinary Shares began trading on March 21, 2023 on the Nasdaq Capital Market under the ticker symbol “OMH”.

On October 6, 2023, Ohmyhome (BVI), a wholly owned subsidiary of the Company, completed the acquisition of 100% of the issued share capital of Simply Sakal Pte. Ltd. that provides estate management services for residential, commercial and industrial real estate in Singapore. Subsequent to the completion of the acquisition, Simply Sakal Pte. Ltd. has changed its name to Ohmyhome Property Management Pte. Ltd. on November 8, 2023. This subsidiary was part of Ohmyhome BVI and was disposed of as part of the Divestiture (see Note 3)

On January 23, 2025, Ohmyhome (BVI) Limited, a wholly owned subsidiary of the Company, completed the acquisition of 100% of the issued share capital of Ohmyhome Property Inc., which is principally engaged in the provision of brokerage services to customers in the Philippines. This subsidiary was part of Ohmyhome BVI and was disposed of as part of the Divestiture (see Note 3).

The accompanying unaudited interim condensed consolidated financial statements  reflect the activities of the Company and each of the following entities:

Name	Background	Ownership %	Principal of activity

Continuing Operations
Ohswiftwing Pte. Ltd.	● A Singapore company ● Incorporated on July 21, 2025	100% owned by the Company	Principally engaging in the provision of digital marketing services
Entities Disposed of during the Period:
Ohmyhome (BVI) Limited	● A BVI company ● Incorporated on July 27, 2022	100% owned by the Company	Holding company (disposed)
Ohmyhome (S)	● A Singapore company ● Incorporated on June 12, 2015	100% owned by Ohmyhome BVI	Principally engaged in the provision of a one-stop-shop property platform for its customers (disposed)
Ohmyhome Property Management Pte. Ltd. (formerly Simply Sakal Pte. Ltd.)	● A Singapore company ● Incorporated on January 4, 1995 ● Acquired by Ohmyhome (BVI) on October 6, 2023 ● Changed its entity name to Ohmyhome Property Management Pte. Ltd. on November 8, 2023	100% owned by Ohmyhome (BVI)	Principally engaged in the provision of estate management services for residential, commercial and industrial real estate in Singapore (disposed)
Ohmyhome Renovation Pte. Ltd.	● A Singapore company ● Incorporated on March 5, 2020	100% owned by Ohmyhome (S)	Principally engaged in design and build, project management for interior decoration projects for residential and commercial units (disposed)
Ohmyhome Insurance Pte. Ltd.	● A Singapore company ● Incorporated on March 5, 2020	100% owned by Ohmyhome (S)	Dormant (disposed)
Cora.Pro Pte. Ltd.	● A Singapore company ● Incorporated on May 31, 2020	100% owned by Ohmyhome (S)	Principally engaged in distributing technology platform product for property management firms and developers to facilitate communication, facility booking, fee and tax payments (disposed)
DreamR Project Pte. Ltd. (formerly Ganze Pte. Ltd.)	● A Singapore company ● Incorporated on December 7, 2021 ● Changed its entity name from Ganze Pte. Ltd. To DreamR Project Pte. Ltd. on June 5, 2023	100% owned by Ohmyhome (S)	Principally engaged in interior decoration projects of high-end residential and commercial units (disposed)
Ohmyhome Sdn. Bhd. (“Ohmyhome (M)”)	● A Malaysia company ● Incorporated on January 17, 2019	100% owned by Ohmyhome (S)	Principally engaged in the provision of a one-stop-shop property platform for its customers in Malaysia (disposed)
Ohmyhome Realtors Sdn. Bhd.	● A Malaysia company ● Incorporated on January 17, 2019	49% owned by Ohmyhome (M)	Principally engaged in the provision of brokerage service for its customers (disposed)